Insurance - Recoverables from reinsurance, progression of allowance for expected credit losses (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Impact of adoption of new accounting policy	5
Provision for expected credit losses	2
Ending balance	$ 7